Cash and Cash Equivalents and Short-term Deposits	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents and Short-term Deposits [Abstract]
Cash and cash equivalents and short-term deposits
4.	Cash and cash equivalents and short-term deposits

($000s)	December 31, 2018	December 31, 2017
Cash and cash equivalents	2,928	4,049
Short-term deposits	17,068	12,056
	19,996	16,105

All of the cash and cash equivalents are held in a Canadian Schedule I bank. Short-term deposits consist of Canadian Schedule I bank guaranteed deposits and are cashable in whole or in part with interest at any time to maturity.